Build Bond Innovation ETF

Ticker Symbol: BFIX

Primary Listing Exchange for the Fund: NYSE Arca, Inc.

(a series of the Build Funds Trust)

Supplement dated September 22, 2026 to the

Statement of Additional Information (“SAI”) dated January 28, 2026

The SAI of the Fund is hereby revised as described below.

The following disclosure replaces David Martin’s information in the chart entitled “Interested Trustees and Officers” under the heading “BOARD OF TRUSTEES OF THE TRUST”:

Officer’s Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During the Past Five Years
Casey Schulte 1981	Vice President, Secretary	Since 2026	Build Asset Management, HR and Administration Manager (April 2020 – Present)

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You should read this supplement in conjunction with the Prospectus, SAI and Summary Prospectus dated January 28, 2026 for the Fund, which provides information that you should know about the Fund before investing and should be retained for future references. These documents are available upon request and without charge by calling 1-833-852-8453.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE